UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-10503

BlackRock New York Municipal 2018 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2007

BlackRock New York Municipal 2018 Term Trust (BLH)

(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—151.0%
		Multi-State—7.1%
$ 4,000	[2]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/09	No Opt. Call	$4,186,880
		New York—135.9%
450		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter
		Sch. Proj., Ser. A, 7.00%, 5/01/25	05/15 @ 102	451,251
		City of New York,
1,890	[3]	Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/12	N/A	2,082,686
3,110		Ad Valorem Ppty. Tax GO, Ser. G, 5.75%, 8/01/18	08/12 @ 100	3,373,666
4,000		Pub. Impvts. Ad Valorem Ppty. Tax GO, Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,231,920
		Dorm. Auth.,
3,455	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%,
		2/15/08	N/A	3,563,141
295		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. A, 5.00%,
		2/15/18	02/08 @ 102	302,351
2,510	[3]	Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%,
		8/15/11, MBIA	N/A	2,700,283
110		Hlth., Hosp. & Nursing Home Impvts. RB, Mental Hlth. Svcs. Proj., Ser. B, 5.50%,
		8/15/20, MBIA	08/11 @ 100	117,788
1,000		Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.25%, 2/01/22	08/12 @ 101	1,065,580
1,800	[3]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.125%, 7/01/11	N/A	1,906,524
1,000		Univ. & Coll. RB, Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,076,180
1,170	[3]	Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/09	N/A	1,215,876
2,060		Univ. & Coll. RB, Upstate Cmnty. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	2,117,062
1,320		East Rochester Hsg. Auth., Hlth., Hosp. & Nursing Home RB, Genesee Valley Presbyterian
		Proj., 5.20%, 12/20/24	12/11 @ 101	1,391,768
2,450		Jefferson Cnty. Indl. Dev. Agcy., Misc. RB, Intl. Paper Co. Proj., 5.20%, 12/01/20, AMT	12/13 @ 100	2,521,809
525		Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A,
		6.125%, 2/15/19	02/16 @ 100	552,311
1,900		Long Island Pwr. Auth., Cash Flow Mgmt. Elec., Pwr. & Lt. RB, Zero Coupon, 6/01/18,
		FSA	No Opt. Call	1,209,597
5,000		Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,345,550
		New York City Indl. Dev. Agcy.,
1,000		Port, Arpt. & Marina Impvts. RB, American Airlines, Inc. Proj., 7.50%, 8/01/16, AMT	No Opt. Call	1,159,950
4,000		Recreational Fac. Impvts. Misc. RB, YMCA of Greater New York Proj., 5.25%, 8/01/21	02/11 @ 100	4,137,120
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,
1,895	[3]	5.00%, 5/01/09	N/A	1,966,555
3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,187,080
4,180		Niagara Cnty. Indl. Dev. Agcy., Indl. RB, Niagara Univ. Proj., Ser. A, 5.35%, 11/01/23,
		RAA	11/11 @ 101	4,474,439
4,130		Oneida Hlth. Care Corp., Hlth., Hosp. & Nursing Home RB, Oneida Hlth. Sys., Inc. Proj.,
		5.30%, 2/01/21, RAA	02/11 @ 101	4,329,768
3,875		Orange Cnty. Indl. Dev. Agcy., Hlth., Hosp. & Nursing Home RB, St. Luke's Hosp. Proj.,
		Ser. A, 5.375%, 12/01/21, RAA	12/11 @ 101	4,096,224
		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB,
3,885		Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,072,840
2,600		Contl. Airlines Proj., 9.125%, 12/01/15, AMT	04/07 @ 100	2,712,710
4,000		Rockland Tobacco Asset Sec. Corp., Misc. Purps. Tobacco Settlement Funded RB, 5.625%,
		8/15/35	08/12 @ 100	4,190,920
3,000	[3]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%,
		7/15/12	N/A	3,291,420
3,500		Urban Dev. Corp., Lease Approp. RB, 5.00%, 1/01/19	01/08 @ 102	3,582,810
3,710		Westchester Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Purchase Coll. Fndtn. Hsg.
		Proj., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	3,974,449
				80,401,628
		Puerto Rico—8.0%
2,000		Children's Trust Fund, Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	2,111,200
2,500	[3]	Pub. Fin. Corp., Cash Flow Mgmt. Misc. RB, Ser. E, 5.70%, 2/01/10	N/A	2,638,150
				4,749,350
		Total Long-Term Investments (cost $83,729,051)		89,337,858

1

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

(Percentages shown are based on Net Assets)

Shares
(000)		Description	Value
		MONEY MARKET FUND—3.6%
201	[4,5]	CMA New York Mun. Money Fund, 3.10% (cost $200,959)	$200,959
		Total Investments —151.4% (cost $83,930,0106)	$89,538,817
		Other assets in excess of liabilities —1.7%	1,027,871
		Preferred shares at redemption value, including dividends payable —(53.1)%	(31,410,321)
		Net Assets Applicable to Common Shareholders—100%	$59,156,367

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2007, the Trust held 7.0% of its net assets, with a current market value of $4,186,880, in securities restricted as to resale.

3

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4	Represents an investment in an affiliate.

5	Represents current yield as of March 31, 2007.

6

Cost for federal income tax purposes is $83,320,070. The net unrealized appreciation on a tax basis is $6,218,747, consisting of $6,218,876 gross unrealized appreciation and $129 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	GO	— General Obligation
AMT	— Subject to Alternative Minimum Tax	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RAA	— Radian Asset Assurance
FSA	— Financial Security Assurance	RB	— Revenue Bond

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock New York Municipal 2018 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007